Fair Value Measurements - Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement (Details)	Mar. 31, 2025	Dec. 31, 2024
Stock price [Member] | Forward Purchase Agreement [Member]
Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions		1.79
Stock price [Member] | Black and Scholes Model [Member]
Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions	0.41	1.79
Risk-free interest rate [Member] | Forward Purchase Agreement [Member]
Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions		4.4
Risk-free interest rate [Member] | Black and Scholes Model [Member]
Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions	4.2	4.2
Expected term (in years) [Member] | Forward Purchase Agreement [Member]
Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions		0.1
Expected term (in years) [Member] | Minimum [Member] | Black and Scholes Model [Member]
Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions	0.62	1
Expected term (in years) [Member] | Maximum [Member] | Black and Scholes Model [Member]
Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions	1.67	2
Expected volatility [Member] | Forward Purchase Agreement [Member]
Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions		98
Expected volatility [Member] | Minimum [Member] | Black and Scholes Model [Member]
Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions	90	93
Expected volatility [Member] | Maximum [Member] | Black and Scholes Model [Member]
Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions	100	99
Expected dividend yield [Member] | Forward Purchase Agreement [Member]
Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions		0
Expected dividend yield [Member] | Black and Scholes Model [Member]
Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions	0	0
Exercise price [Member] | Black and Scholes Model [Member]
Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions	0.4	1.72
Number of shares under each advance notice [Member] | Black and Scholes Model [Member]
Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions	54,200	56,500